Related parties - Transactions with key management personnel (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Non-executive directors
Disclosure of transactions between related parties [line items]
Total remuneration	€ 1,026	€ 948	€ 1,441